Acquisitions - Parllay - Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life (Details) - Parllay $ in Thousands	1 Months Ended
Jul. 31, 2021 USD ($)
Acquisitions
Gross carrying amount	$ 279
Developed technologies
Acquisitions
Estimated useful life	5 years
Gross carrying amount	$ 279